Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Amounts shown in Consolidated
Balance Sheets:
Cash and cash equivalents	3,293,911	911,588	211,970
Restricted cash	9,319	—	5,000

Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	3,303,230	911,588	216,970

Schedule of Estimated Useful Life of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Life of Intangible Assets

 The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Trademark	3-15 years
Customer relationship	5 years
Websites	4 years
Domain names	4-10 years
Licensing agreements	1.75 years
Insurance brokerage license	4 years

Accounting Standards Update 2014-09 [Member]
Effect of Adoption of ASC 606 on Group's Condensed Consolidaed Statement of Comprehensive Income

The following table illustrates the effect of the adoption of ASC 606 by presenting a comparison of selected line items from the Group’s consolidated statement of comprehensive income for the year ended December 31, 2018:

	For the year ended December 31, 2018
	Under Previous revenue guidance	Effects of new revenue guidance	Under New revenue guidance
Net revenues
Media services	3,718,748	(210,494)	3,508,254
Leads generation services	3,274,619	(403,623)	2,870,996
Online marketplace and others	919,368	(65,467)	853,901

Total net revenues	7,912,735	(679,584)	7,233,151

Cost of revenues	(1,210,545)	390,257	(820,288)

Gross profit	6,702,190	(289,327)	6,412,863

Other income, net	52,064	289,327	341,391
Operating profit	2,868,925		2,868,925
Net income attributable to Autohome Inc.	2,871,015		2,871,015